Significant judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2021
Disclosure of accounting judgments and estimates [Abstract]
Significant judgments, estimates and assumptions	Significant judgments, estimates and assumptions
The preparation of the financial statements of the Company and its subsidiaries requires management to make judgments and estimates and to adopt assumptions that affect the amounts presented referring to revenues, expenses, assets and liabilities at the financial statement date. The effective results may differ from these estimates.
The judgments, estimates and assumptions are frequently revised, and any effects are recognized in the revision period and in any future affected periods. The objective of these revisions is mitigating the risk of matter differences between the estimative and effectives results in the future. Significant assumptions about sources of uncertainty in future estimates and other significant sources at the reporting date are described as follows.
4.1.    Measurement of loss allowance for expected credit losses
4.1.1.    Accounts receivable from card issuers
For Accounts receivable from card issuers, the Group uses a provision matrix to calculate ECLs. The provision rates are based on the internal credit rating that consider external information, such as ratings given by major rating agencies and forward-looking factors specific to the debtors and the economic environment.
4.1.2.    Trade accounts receivable
The provision rates are based on days past due for groupings of various client segments that have similar loss patterns (i.e., by product type, customer type and rating, and coverage by letters of credit and other forms of credit insurance).
The provision is initially based on the Group’s historical observed default rates. The Group calibrates to adjust the historical credit loss experience with forward-looking information every year. For instance, if forecast economic conditions (i.e., gross domestic product) are expected to deteriorate over the next year which can lead to an increased number of defaults, the historical default rates are adjusted. At every reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analyzed.
The assessment of the correlation between historical observed default rates, forecast economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of client’s actual default in the future. The information about the ECLs on the Group’s Accounts receivable from card issuers and Trade accounts receivable are disclosed in Notes 7 and 8 respectively.
4.2.    Property and equipment and Intangible assets useful lives
Property and equipment and intangible assets include the preparation of estimates to determine the useful life for depreciation and amortization purposes. Useful life determination requires estimates in relation to the expected technological advances and alternative uses of assets. There is a significant element of judgment involved in making technological development assumptions, since the timing and nature of future technological advances are difficult to predict.
The Group evaluate the useful life of Property and equipment and Intangible assets and concluded that no change on the estimates of useful life and residual value of this assets was necessary for the period ended December 31, 2021.
4.3.    Share-based payments
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model and underlying assumptions, which depends on the terms and conditions of the grant and the information available at the grant date.
The Group uses certain methodologies to estimate fair value which include the following:
•estimation of fair value based on equity transactions with third parties close to the grant date;
•other valuation techniques including option pricing models such as Black-Scholes.
These estimates also require determination of the most appropriate inputs to the valuation models including assumptions regarding the expected life of a share option or appreciation right, expected volatility of the price of the Group’s shares and expected dividend yield.
4.4.    Impairment of non-financial assets
The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If an indication was verified, the Group realize the impairment test. For the intangible assets with indefinite useful lives and goodwill, the Group tests these assets for impairment annually at the level of the CGU, in addition to when circumstances indicate that the carrying value may be impaired. Impairment exists when the carrying value of an asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use.
The fair value less costs of disposal calculation is based on available data from binding sales transactions, conducted at arm’s length, for similar assets or observable market prices less incremental costs of disposing of the asset. The value in use calculation is based on a discounted cash flow (“DCF”) model. The cash flows are derived from the budget for the next five years and do not include restructuring activities that the Group is not yet committed to or significant future investments that will enhance the performance of the assets of the CGU being tested. The recoverable amount is sensitive to the discount rate used for the DCF model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes. These estimates are most relevant to goodwill recognized by the Group. The key assumptions used to determine the recoverable amount for the different CGUs, including a sensitivity analysis, are disclosed and further explained in Note 12.
4.5.    Deferred income tax and social contribution
Deferred tax assets are recognized for all unused tax losses to the extent that sufficient taxable profit will likely be available to allow the use of such losses. A significant judgment from management is required to determine the amount of deferred tax assets that can be recognized, based on the likely timing and level of future taxable profits, together with future tax planning strategies.
4.6.    Provisions for contingencies
Provisions for the judicial and administrative proceedings are recorded when the risk of loss of administrative or judicial proceeding is considered probable and the amounts can be reliably measured, based on the nature, complexity and history of lawsuits and the opinion of legal counsel internal and external.
Provisions are made when the risk of loss of judicial or administrative proceedings is assessed as probable and the amounts involved can be measured with sufficient accuracy, based on best available information. They are fully or partially reversed when the obligations cease to exist or are reduced. Given the uncertainties arising from the proceedings, it is not practicable to determine the timing of any cash outflow.
4.7.    Consolidation of structured entities
The Group considers the FIDC AR III, FIDC TAPSO, FIDC TAPSO II, FIDC SOMA, FIDC SOMA III and FIC FIM STONECO to be structured entities as defined by IFRS 10. The participation of the Group in each of them is stated as follows:

	Subordinated quotas – held by the Group	Senior and/or mezzanine quotas – held by third parties

FIDC AR III	Approximately 10% of the total outstanding quotas	Approximately 90% of the total outstanding quotas
FIDC TAPSO	Approximately 99% of the total outstanding quotas	Approximately 1% of the total outstanding quotas
FIDC TAPSO II	100% of the total outstanding quotas	None
FIDC SOMA	100% of the total outstanding quotas	None
FIDC SOMA III	100% of the total outstanding quotas	None

Single class of quotas

FIC FIM STONECO	100% held by the Group
Retail Renda Fixa	100% held by the Group
The bylaws of these FIDCs and FIC FIM were established by us at their inception, and grant us significant decision-making authority over these entities. As sole holders of the subordinated quotas, the Group is entitled to the full residual value of the entities, if any, and thus the Group has the rights to their variable returns. During 2021, the structured entities FIDC SOMA IV and Santander Moving Tech RF Referenciado DI CP FI were closed.
In accordance with IFRS 10, the Group concluded it controls FIDC AR III, FIDC TAPSO, FIDC TAPSO II, FIDC SOMA, FIDC SOMA III, FIC FIM STONECO and Retail Renda Fixa, therefore, they are consolidated in the Group’s financial statements. The senior and mezzanine quotas, when applicable, are accounted for as a financial liability under “Obligations to FIDC quota holders” and the remuneration paid to senior and mezzanine quota holders is recorded as interest expense. See Note 17 for further details.
4.8.    Fair value measurement of financial instruments
When the fair values of financial assets and financial liabilities recorded in the statement of financial position cannot be measured based on quoted prices in active markets, their fair value is measured using valuation techniques including the DCF model. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgment is required in establishing fair values. Judgments include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions relating to these factors could affect the reported fair value of financial instruments.
4.9.    Incremental borrowing rate estimate on leases
The Group cannot readily determine the interest rate implicit in the lease, therefore, it uses its incremental borrowing rate (“IBR”) to measure lease liabilities. The IBR is the rate of interest that the Group would have to pay to obtain a borrowing over a similar term, and with a similar security, for acquire an asset of a similar value to the right-of-use asset in a similar economic environment. The IBR therefore reflects what the Group ‘would have to pay’, which requires estimation when no observable rates are available (such as for subsidiaries that do not enter into financing transactions) or when they need to be adjusted to reflect the terms and conditions of the lease (for example, when leases are not in the subsidiary’s functional currency). The Group estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the subsidiary’s stand-alone credit rating).
4.10.    Expected life of merchants estimate on equipment rental
The recognition of revenue from equipment rental includes the preparation of estimates to determine the expected life of merchants, with the objective to recognize revenue on a straight-line basis and as a fixed monthly fee. The estimates are related to the average time that the merchant will process the transactions with the Group.
4.11.    Estimate of intangible assets, their useful life and contingent consideration on business combination
The process of accounting a business combination includes the use of (i) valuation techniques to determine the amounts of intangible assets identified, (ii) estimates to determine its useful life, and (iii) valuation techniques to estimate the contingent consideration included in the total consideration paid to acquire the companies. For more details about the application of these estimates on business combination, please refer to Note 29.
4.12.    Trade accounts receivable carried at amortized cost
Financial assets are classified at initial recognition, and subsequently measured at amortized cost, fair value through other comprehensive income (“FVOCI”), or fair value through profit or loss (“FVPL”). The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them.
After Linx acquisition, the Group carries Linx Pay’s accounts receivable from card issuers at amortized cost.
4.12.1.    Loans to customers originated from July 1st, 2021 carried at amortized cost
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them.
For a financial asset to be classified and measured at amortized cost or FVOCI, it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at FVPL, irrespective of the business model.
The loans to customers originated from July 1, 2021, included in Trade accounts receivable, are held to collect payments of principal and interest and meet the SPPI test and as such are accounted for at amortized cost.
Financial assets at amortized cost are subsequently measured using the effective interest rate (“EIR”) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.